Other Liabilities - Schedule of Other Liabilities (Details) - USD ($) $ in Millions		Mar. 31, 2026	Mar. 31, 2025
Current
Accrued compensation to employees		$ 622	$ 576
Accrued defined benefit liability	[1]	5	1
Accrued expenses		1,021	991
Withholding taxes and others	[1]	409	381
Liabilities of controlled trusts		18	20
Liability towards contingent consideration		8	1
Capital creditors		30	61
Financial liability under option arrangements	[2]	80	64
Other non-financial liabilities	[1]	1	1
Other financial liabilities		53	61
Total Current other liabilities		2,247	2,157
Non-current
Accrued compensation to employees		1	1
Accrued expenses		182	221
Accrued defined benefit liability	[1]	50	14
Financial liability under option arrangements	[2]	13	13
Liability towards contingent consideration		3	2
Other non-financial liabilities	[1]	9	12
Other financial liabilities		9	1
Total Non-current other liabilities		267	264
Total other liabilities		2,514	2,421
Financial liability carried at amortized cost		1,936	1,932
Financial liability carried at fair value through profit or loss		104	80
Financial liability under option arrangements on undiscounted basis		103	89
Financial liability towards contingent consideration on undiscounted basis		$ 11	$ 4

[1]	Non-financial liabilities
[2]	Represents liability related to options issued by the Group over the non-controlling interests in its subsidiaries.